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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

Item 1. Portfolio of Investments in Securities
Item 2. Controls and Procedures
Item 3. Exhibits

Signatures

Exhibit Index

EX-99.302CERT

Item 1. Portfolio of Investments in Securities.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities (unaudited)

December 31, 2015

Long-Term State and Municipal Obligations - 96.6%	Principal Amount	Fair Value

Michigan - 23.9%
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF enhanced)	$400,000	$406,640
Berkley, Michigan, School District, 4%, May 2040 (Q-SBLF enhanced)	500,000	514,100
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028 (Q-SBLF enhanced)	400,000	405,056
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	507,995
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 2022	45,000	45,135
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	289,502
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	512,680
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	523,280
Michigan State University, General Revenue, Stepped Coupon, 3%, August 2045	500,000	502,950
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	432,552
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	829,208
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	541,750
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	703,671

		6,214,519

Alabama - 1.5%
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured) (Pre-refunded)	180,000	186,394
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	195,000	200,349

		386,743

Arizona - 2.6%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	281,728
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	394,404

		676,132

Colorado - 2.8%
Colorado State Board of Governors, University Enterprise System, Revenue, 5.25%, March 2027 (National FGIC insured) (Pre-refunded)	170,000	179,107
Colorado State Board of Governors, University Enterprise System, Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	31,386
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured) (Pre-refunded)	500,000	529,740

		740,233

District of Columbia - 3.3%
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	449,505
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	417,632

		867,137

This Portfolio of Investments in Securities has not been subjected to an audit, review or compilation engagement and no assurance is provided on it.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

December 31, 2015

Long-Term State and Municipal Obligations - 96.6%	Principal Amount	Fair Value
Florida - 5.6%
Collier County, Florida, School Board, Certificates of Participation, 4.625%, February 2026 (AGM insured) (Pre-refunded)	$425,000	$427,027
Florida State, Board of Education, Public Education, Capital Outlay, Series C, 4.75%, June 2034	500,000	526,570
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured) (Pre-refunded)	500,000	515,800

		1,469,397

Georgia - 3.1%
Georgia State Housing and Finance Authority, 3.5%, December 2030	300,000	299,646
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	507,675

		807,321

Hawaii - 4.6%
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured) (Pre-refunded)	350,000	357,913
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2041	250,000	277,790
Hawaii State, Series DN, 5.5%, August 2028 (Pre-refunded)	335,000	373,053
Hawaii State, Series DN, 5.5%, August 2028	165,000	182,769

		1,191,525

Illinois - 7.9%
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	478,483
Illinois Finance Authority, 4%, October 2033	250,000	264,563
Southern Illinois University Revenue, 5%, April 2026 (National insured) (Pre-refunded)	750,000	758,452
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	543,425

		2,044,923

Indiana- 5.8%
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	513,466
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	1,001,471

		1,514,937

Maine - 0.7%
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 2034	175,000	185,015

Massachusetts - 3.1%
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	500,000	546,210
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	251,068

		797,278

Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	263,503

Nevada - 2.2%
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	311,076
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	265,965

		577,041

This Portfolio of Investments in Securities has not been subjected to an audit, review or compilation engagement and no assurance is provided on it.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

December 31, 2015

Long-Term State and Municipal Obligations - 96.6%	Principal Amount	Fair Value
New Jersey - 1.0%
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	$245,000	$260,058

New York - 2.9%
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028 (Pre-refunded)	500,000	556,540
New York State Mortgage Agency, 3.1%, April 2028	200,000	198,644

		755,184

North Dakota - 0.4%
North Dakota, State, North Dakota Housing Finance Agency, Series B,
Housing Finance Program, 3.05%, January 2025	100,000	102,218

Pennsylvania - 4.3%
Pennsylvania State, Series 1, 4%, June 2033	550,000	583,990
Pennsylvania State, Second Series, 4%, August 2035	500,000	528,185

		1,112,175

Puerto Rico - 2.3%
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	598,934

Texas - 7.7%
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	448,884
Crosby, Texas, Independent School District, 5%, February 2043	250,000	287,077
Prosper, Texas, 4%, February 2035	265,000	277,993
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032 (Pre-refunded)	55,000	59,360
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	599,295
University of Houston, Texas, Revenue, 3%, February 2028	340,000	345,389

		2,017,998

Utah - 1.7%
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030 (Pre-refunded)	400,000	451,716

Virginia - 2.1%
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	285,538
Virginia College, Building Authority, Series, B, 4%, February 2028	250,000	272,170

		557,708

Washington - 6.1%
University of Washington, Revenue, 4.5%, April 2035	330,000	358,644
Washington State, Series C, 5%, January 2032 (National FGIC insured) (Pre-refunded)	365,000	381,027
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	313,585
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	242,129
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	286,217

		1,581,602

Total long-term state and municipal obligations - 96.6%		25,173,297

This Portfolio of Investments in Securities has not been subjected to an audit, review or compilation engagement and no assurance is provided on it.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

December 31, 2015

Long-Term State and Municipal Obligations - 96.6%	Principal Amount	Fair Value
Money Market Fund - 2.4%
Goldman Sachs Financial Square Tax-Free Money Market, 0.01%*	$613,284	$613,284

Total investments - 99.0%		25,786,581
Other assets less liabilities, net - 1.0%		264,233

Net assets (100%)		$26,050,814

*	Seven-day yield.

Notes:

On December 31, 2015, the cost on a tax basis of investments in securities was $24,237,121. Net unrealized appreciation totaled $936,176 of which $1,033,157 related to appreciated securities and $96,981 related to depreciated securities.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may included quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.
Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is a follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

This Portfolio of Investments in Securities has not been subjected to an audit, review or compilation engagement and no assurance is provided on it.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

December 31, 2015

Notes (continued):

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s portfolio investments as of December 31, 2015, based on the inputs used to value them:

	Financial Instruments – Assets
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations	$—	$25,173,297	$—	$25,173,297
Money market fund	613,284	—	—	613,284

Total	$613,284	$25,173,297	$—	$25,786,581

This Portfolio of Investments in Securities has not been subjected to an audit, review or compilation engagement and no assurance is provided on it.

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	_/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	January 28, 2016

By:	_/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date:	January 28, 2016

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.